Certain Financial Statement Caption Information - Components of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Clinical trial expenses	$ 2,404	$ 4,535
Payroll and other employee-related expenses	1,116	2,840
Contract manufacturing services	387	3,411
Lease liability	416
Professional fees	330	474
Interest payable	37	205
Other	552	1,629
Total accrued liabilities	$ 5,242	$ 13,094